Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Other tax payable	$ 81	$ 200
Customer contract liability, current	28	83
Stock-based compensation liability, current	1,639
Total other current liabilities	$ 1,748	$ 283